9. Stock Compensation (June 30, 2017 Note) (Details - Options vested and expected to vest) - Options [Member]	3 Months Ended
Jun. 30, 2017 $ / shares shares
Options vested	414,547
Options expected to vest	52,000
Total options outstanding	466,547
Weighted average exercise price options vested | $ / shares	$ 11.24
Weighted average exercise price options expected to vest | $ / shares	$ 2.80
Weighted average remaining contractual term options vested	4 years 18 days
Weighted average remaining contractual term options expected to vest	8 years 8 months 16 days